SCHEDULE OF WEIGHTED AVERAGE COMMON SHARES OUTSTANDING ANTI-DILUTIVE (Details) - shares		3 Months Ended	6 Months Ended				12 Months Ended
		Oct. 31, 2021	Apr. 30, 2023		Apr. 30, 2022		Oct. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			1,852,752		42,882,653		5,586,965
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities		[1]	1,852,752	[2]	7,811,224	[3]	1,093,107	[1]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities		[4]			31,244,898	[5]	2,772,429	[4]
Commitment Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities		[6]			3,826,531	[7]	321,429	[6]
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	[8]						1,400,000

[1]	Balance includes i) warrants issued per the SPA are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price, as well as ii) pre-funded warrants issued per the Bridge Note, the number of which are equal one share per dollar of the Notes aggregate principal balance. See Note 10 for further information regarding this SPA.
[2]
[3]	Balance includes warrants issued per the Securities Purchase Agreement (“SPA”) with GPL Ventures, LLC (“GPL”), which are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes, with an exercise price equal to the conversion price. Upon consummation of the IPO, there are 2,519,452 equity classified warrant shares outstanding (50% of the 5,038,902 conversion shares issued) with an exercise price of $1.03.
[4]	Upon IPO, the debt will convert into a fixed dollar amount of $9,000,000 of a variable number of shares. The number of conversion shares is the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the shares of Common Stock on the first trading day after the IPO multiplied by the discount of 50%.
[5]	Upon IPO, the debt will convert into a variable number of shares; the number of conversion shares is equal to the outstanding principal amount divided by the conversion price, which is equal to the lesser of a) the IPO price or b) the opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%. Upon consummation of the IPO, the Company issued 5,038,902 conversion shares based on a $2.05 opening price of the common stock on the first trading day after the IPO multiplied by the discount of 50%.
[6]	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO.
[7]	The number of commitment shares to be issued is a variable number of shares for a fixed total dollar amount of $1,125,000, which is 25% of the aggregate Notes principal balance divided by the offering price of the IPO. Upon IPO, the Company issued 375,000 commitment shares, based on an IPO price of $3.00 and fixed dollar amount of $1,125,000.
[8]	Balance consists of 300,000 restricted stock units issued to outside directors and 1,100,000 restricted shares granted to executives.